Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Carry forward loss		$ 14,800
Federal tax rate percentage	23.00%	23.00%	23.00%
Valuation allowance	$ 30,246	$ 24,704
Israel [Member]
Income Tax [Line Items]
Corporate tax rate	23.00%
Carry forward loss	$ 93,300	88,600	$ 56,300
United States [Member]
Income Tax [Line Items]
Carry forward loss	$ 2,400
Federal tax rate percentage	21.00%
Korea [Member]
Income Tax [Line Items]
Carry forward loss	$ 21,800		7,100
Tax credits	10.00%
Carry forward loss years	15 years
Korea [Member] | Minimum [Member]
Income Tax [Line Items]
Corporate tax rate	9.00%
Korea [Member] | Maximum [Member]
Income Tax [Line Items]
Corporate tax rate	24.00%
Japan [Member]
Income Tax [Line Items]
Corporate tax rate	33.59%
Nanox AI Ltd [Member]
Income Tax [Line Items]
Carry forward loss	$ 74,700	$ 67,700	$ 61,900